Registration Nos. 333-187446/811-22810

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

 Post-Effective Amendment No. 1     /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 2      /X/

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

 It is proposed that this filing will become effective (check appropriate box):

/X/ Immediately upon filing pursuant to paragraph (b)

// On (date) pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBITS

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this May 30, 2013.

 T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	May 30, 2013
Edward C. Bernard	(Chief Executive Officer)

/s/Gregory K. Hinkle	Treasurer (Chief	May 30, 2013
Gregory K. Hinkle	Financial Officer)

*	Director	May 30, 2013
William R. Brody

*	Director	May 30, 2013
Anthony W. Deering

*	Director	May 30, 2013
Donald W. Dick, Jr.

*	Director	May 30, 2013
Robert J. Gerrard, Jr.

*	Director	May 30, 2013
Karen N. Horn

*	Director	May 30, 2013
Theo C. Rodgers

/s/Brian C. Rogers	Director	May 30, 2013
Brian C. Rogers

*	Director	May 30, 2013
Cecilia E. Rouse

*	Director	May 30, 2013
John G. Schreiber

*	Director	May 30, 2013
Mark. R. Tercek

*/s/David Oestreicher	Vice President and	May 30, 2013
David Oestreicher	Attorney-In-Fact

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

POWER OF ATTORNEY

 RESOLVED, that the Corporation does hereby constitute and authorize Edward C. Bernard, Margery K. Neale and David Oestreicher, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Corporation to comply with the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Corporation, to be offered by the Corporation and the registration of the Corporation under the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the name of the Corporation on its behalf, and to sign the names of each of such directors and officers on his behalf as such director or officer to any (i) Registration Statement on Form N-1A or N-14 of the Corporation filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended; (ii) Registration Statement on Form N-1A or N-14 of the Corporation under the Investment Company Act of 1940, as amended; (iii) amendment or supplement (including, but not limited to, Post-Effective Amendments adding additional series or classes of the Corporation) to said Registration Statement; and (iv) instruments or documents filed or to be filed as a part of or in connection with such Registration Statement, including Articles Supplementary, Articles of Amendment, and other instruments with respect to the Articles of Incorporation of the Corporation.

  IN WITNESS WHEREOF, the above named Corporation has caused these presents to be signed and the same attested by its Secretary, each thereunto duly authorized by its Board of Directors, and each of the undersigned has hereunto set his hand and seal as of the day set opposite his name.

/s/Edward C. Bernard ______________________________ Edward C. Bernard	Chairman of the Board (Principal Executive Officer) Director	March 5, 2013
/s/Gregory K. Hinkle ______________________________ Gregory K. Hinkle	Treasurer (Principal Financial Officer)	March 5, 2013
/s/William R. Brody ______________________________ William R. Brody	Director	March 5, 2013
(Signatures Continued)

Power of Attorney March 5, 2013 Page 2 /s/Anthony W. Deering ______________________________ Anthony W. Deering	Director	March 5, 2013
/s/Donald W. Dick, Jr. ______________________________ Donald W. Dick, Jr.	Director	March 5, 2013
/s/Robert J. Gerrard, Jr. ______________________________ Robert J. Gerrard, Jr.	Director	March 5, 2013
/s/Karen N. Horn ______________________________ Karen N. Horn	Director	March 5, 2013
/s/Theo C. Rodgers ______________________________ Theo C. Rodgers	Director	March 5, 2013
/s/Brian C. Rogers ______________________________ Brian C. Rogers	Director	March 5, 2013
/s/Cecilia E. Rouse ______________________________ Cecilia E. Rouse	Director	March 5, 2013
/s/John G. Schreiber ______________________________ John G. Schreiber	Director	March 5, 2013
/s/Mark R. Tercek ______________________________ Mark R. Tercek	Director	March 5, 2013

ATTEST:

/s/Patricia B. Lippert ______________________________ Patricia B. Lippert, Secretary